Employee Benefit Plans and Postretirement Benefits - Changes in Level 3 Plan Assets (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets		$ 2,422
Transfers in and/or out of level 3	$ (451)
Ending plan assets		2,248	$ 2,422
Level 3
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets		152
Ending plan assets		171	152
Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets		1,142
Ending plan assets		1,973	1,142
Other types of investments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets		152	149
Actual return on plan assets relating to assets still held at reporting date		12	3
Purchases		8	8
Settlements		(3)	(4)
Transfers in and/or out of level 3		0	0
Currency impact		2	(4)
Ending plan assets		$ 171	$ 152